Document and Entity Information	Jul. 11, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001141807
Document Type	8-K
Document Period End Date	Jul. 11, 2021
Entity Registrant Name	1ST CONSTITUTION BANCORP
Entity Incorporation State Country Code	NJ
Entity File Number	000-32891
Entity Tax Identification Number	22-3665653
Entity Address, Address Line One	2650 Route 130
Entity Address, Address Line Two	P.O. Box 634
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	609
Local Phone Number	655-4500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	FCCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false